Not FDIC Insured May Lose Value No Bank Guarantee
ZTIF-Q3PH

Schedules of Investments
(unaudited)
Foreign Smaller Companies Series 2
International Equity Series 6
Notes to Schedules of Investments 9

Templeton Institutional Funds
Schedule of Investments (unaudited), September 30, 2024
Foreign Smaller Companies Series
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 95.0%
Australia 0.0%
†
Cromwell Property Group .......... Office REITs 41,948 $ 13,049
Austria 0.8%
a
DO & CO AG ................... Commercial Services & Supplies 6,822 1,029,827
Bahamas 1.8%
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 145,861 2,408,165
Belgium 1.8%
Barco NV ...................... Electronic Equipment, Instruments &
Components 88,162 1,170,498
b
Kinepolis Group NV .............. Entertainment 25,587 1,139,371
2,309,869
Brazil 3.4%
Arcos Dorados Holdings, Inc. , A ..... Hotels, Restaurants & Leisure 78,843 687,511
Camil Alimentos SA ............... Food Products 751,600 1,189,031
Dexco SA ...................... Paper & Forest Products 1,231,800 1,932,882
M Dias Branco SA ................ Food Products 150,100 701,907
4,511,331
Canada 3.9%
Canaccord Genuity Group, Inc. ...... Capital Markets 214,100 1,423,270
Canadian Western Bank ........... Banks 49,254 1,960,545
Computer Modelling Group Ltd. ...... Software 213,304 1,793,372
5,177,187
China 1.3%
c
JNBY Design Ltd. , Reg S .......... Textiles, Apparel & Luxury Goods 361,500 746,706
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 1,288,644 984,409
1,731,115
Denmark 0.5%
Matas A/S ...................... Specialty Retail 35,134 654,349
Finland 1.9%
Fiskars OYJ Abp ................. Household Durables 43,798 758,676
Huhtamaki OYJ .................. Containers & Packaging 44,983 1,746,697
2,505,373
France 0.6%
Kaufman & Broad SA ............. Household Durables 21,238 737,423
Germany 5.1%
Duerr AG ...................... Machinery 29,061 713,977
Gerresheimer AG ................ Life Sciences Tools & Services 10,228 913,040
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 36,604 1,129,962
a,c
Montana Aerospace AG , 144A , Reg S . Aerospace & Defense 61,247 1,466,748
Rational AG .................... Machinery 1,742 1,778,653
Stabilus SE ..................... Machinery 17,707 724,362
6,726,742
Greece 0.7%
JUMBO SA ..................... Specialty Retail 31,533 903,247
Hong Kong 3.2%
Techtronic Industries Co. Ltd. ....... Machinery 160,000 2,388,548

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Hong Kong (continued)
VTech Holdings Ltd. .............. Communications Equipment 269,300 $ 1,872,392
4,260,940
India 1.5%
Exide Industries Ltd. .............. Automobile Components 333,830 1,999,843
Indonesia 0.6%
Industri Jamu Dan Farmasi Sido Muncul
Tbk. PT ...................... Personal Care Products 18,092,600 794,688
Israel 1.1%
a
Nayax Ltd. ..................... Electronic Equipment, Instruments &
Components 52,837 1,375,798
Italy 8.6%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 14,410 1,555,845
b,c
Carel Industries SpA , 144A , Reg S ... Building Products 30,038 656,089
Intercos SpA .................... Personal Care Products 91,957 1,621,559
Interpump Group SpA ............. Machinery 40,912 1,911,395
LU-VE SpA ..................... Building Products 23,644 700,157
Sanlorenzo SpA ................. Leisure Products 50,866 2,070,810
a,b
Seco SpA ...................... Technology Hardware, Storage & Peripherals 156,267 367,064
c
Technogym SpA , 144A , Reg S ...... Leisure Products 240,567 2,514,230
11,397,149
Japan 19.2%
Anicom Holdings, Inc. ............. Insurance 140,500 669,563
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 124,100 2,606,929
Bunka Shutter Co. Ltd. ............ Building Products 65,100 823,125
CKD Corp. ..................... Machinery 82,100 1,707,451
Glory Ltd. ...................... Machinery 38,600 693,721
Idec Corp. ...................... Electrical Equipment 49,200 878,432
IDOM, Inc. ..................... Specialty Retail 172,400 1,307,416
Kaneka Corp. ................... Chemicals 57,800 1,581,750
MEITEC Group Holdings, Inc. ....... Professional Services 102,100 2,271,670
Morinaga & Co. Ltd. .............. Food Products 35,200 705,046
Nichiha Corp. ................... Building Products 78,100 1,895,198
Nissei ASB Machine Co. Ltd. ........ Machinery 44,500 1,487,113
Qol Holdings Co. Ltd. ............. Consumer Staples Distribution & Retail 71,400 707,932
Roland Corp. ................... Leisure Products 38,200 998,688
Sato Holdings Corp. .............. Commercial Services & Supplies 67,400 989,185
Shima Seiki Manufacturing Ltd. ...... Machinery 100,300 801,337
TechnoPro Holdings, Inc. .......... Professional Services 84,400 1,642,581
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 82,900 896,560
Tsumura & Co. .................. Pharmaceuticals 86,500 2,731,731
25,395,428
Mexico 0.5%
a,c
Grupo Traxion SAB de CV , A , 144A ,
Reg S ....................... Ground Transportation 665,880 680,817
New Zealand 1.3%
Summerset Group Holdings Ltd. ..... Health Care Providers & Services 222,829 1,689,096
Norway 1.0%
TGS ASA ...................... Energy Equipment & Services 140,294 1,317,933
Philippines 2.5%
Century Pacific Food, Inc. .......... Food Products 2,537,500 1,724,449

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Philippines (continued)
Puregold Price Club, Inc. ........... Consumer Staples Distribution & Retail 2,666,100 $ 1,498,670
3,223,119
Portugal 0.7%
b
Corticeira Amorim SGPS SA ........ Containers & Packaging 90,646 893,068
Singapore 0.6%
Digital Core REIT Management Pte. Ltd. Specialized REITs 1,332,600 819,001
South Korea 3.4%
AMOREPACIFIC Group ........... Personal Care Products 47,005 989,302
BNK Financial Group, Inc. .......... Banks 139,455 953,500
DGB Financial Group, Inc. .......... Banks 144,660 885,325
i-SENS, Inc. .................... Health Care Equipment & Supplies 77,484 1,025,192
NongShim Co. Ltd. ............... Food Products 2,292 667,982
4,521,301
Sweden 2.5%
c
Dometic Group AB , 144A .......... Automobile Components 156,723 933,355
Electrolux Professional AB , B ....... Machinery 157,214 1,037,622
c
Thule Group AB , 144A , Reg S ....... Leisure Products 44,960 1,372,835
3,343,812
Switzerland 5.0%
Bucher Industries AG ............. Machinery 4,225 1,917,745
Logitech International SA .......... Technology Hardware, Storage & Peripherals 7,588 680,871
c
Medacta Group SA , 144A , Reg S .... Health Care Equipment & Supplies 10,270 1,516,807
Siegfried Holding AG .............. Life Sciences Tools & Services 1,828 2,461,952
6,577,375
Taiwan 6.9%
Giant Manufacturing Co. Ltd. ........ Leisure Products 108,482 761,660
Johnson Health Tech Co. Ltd. ....... Leisure Products 289,000 1,432,892
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 277,000 978,799
Merida Industry Co. Ltd. ........... Leisure Products 150,000 1,086,689
Nien Made Enterprise Co. Ltd. ...... Household Durables 66,000 1,052,815
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 361,000 1,029,261
Shin Zu Shing Co. Ltd. ............ Machinery 179,000 1,113,363
Topkey Corp. ................... Leisure Products 109,000 745,511
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 148,000 912,512
9,113,502
Thailand 2.7%
Hana Microelectronics PCL ......... Electronic Equipment, Instruments &
Components 891,300 1,117,231
Major Cineplex Group PCL ......... Entertainment 2,474,400 1,135,678
Mega Lifesciences PCL ............ Pharmaceuticals 525,900 638,623
TOA Paint Thailand PCL ........... Chemicals 1,195,700 714,259
3,605,791
United Kingdom 10.7%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 839,363 1,130,032
Fevertree Drinks plc .............. Beverages 107,852 1,189,679
Greggs plc ..................... Hotels, Restaurants & Leisure 44,093 1,841,740
Johnson Service Group plc ......... Commercial Services & Supplies 424,757 884,821
Man Group plc .................. Capital Markets 731,848 2,074,701

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 12 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 37,310 $ 1,058,373
Pagegroup plc .................. Professional Services 294,102 1,524,616
Rathbones Group plc ............. Capital Markets 61,951 1,484,675
Savills plc ...................... Real Estate Management & Development 77,691 1,231,978
Warpaint London plc .............. Personal Care Products 99,715 762,613
a,c
Watches of Switzerland Group plc , 144A Specialty Retail 147,707 944,674
14,127,902
United States 1.2%
Axis Capital Holdings Ltd. .......... Insurance 8,668 690,060
a,b
IMAX Corp. ..................... Entertainment 43,291 887,898
1,577,958
Total Common Stocks (Cost $ 84,658,755 ) ......................................
125,422,198
Short Term Investments 0.3%
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.3%
Money Market Funds 0.3%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio , 4.74% .......... 448,301 448,301
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 448,301 ) ...................................................................
448,301
a a a a a
Total Short Term Investments (Cost $ 448,301 ) ..................................
448,301
a a a
Total Investments (Cost $ 85,107,056 ) 95.3% ....................................
$125,870,499
Other Assets, less Liabilities 4.7% .............................................
6,110,356
Net Assets 100.0% ...........................................................
$131,980,855
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2024.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $10,832,261, representing 8.2% of net assets.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Schedule of Investments (unaudited), September 30, 2024
International Equity Series
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 97.6%
Canada 4.2%
Manulife Financial Corp. ........... Insurance 71,700 $ 2,119,162
Royal Bank of Canada ............ Banks 19,500 2,433,986
4,553,148
Chile 2.0%
Antofagasta plc .................. Metals & Mining 78,600 2,118,810
China 1.3%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 5,822 1,397,338
Denmark 1.7%
a,b
Orsted A/S , 144A , Reg S ........... Independent Power and Renewable Electricity
Producers 28,288 1,873,596
France 9.0%
Cie de Saint-Gobain SA ........... Building Products 21,882 1,995,873
Danone SA ..................... Food Products 22,021 1,604,143
Kering SA ...................... Textiles, Apparel & Luxury Goods 4,452 1,281,634
TotalEnergies SE ................ Oil, Gas & Consumable Fuels 41,877 2,719,542
Veolia Environnement SA .......... Multi-Utilities 60,699 1,998,590
9,599,782
Germany 12.0%
Daimler Truck Holding AG .......... Machinery 28,071 1,054,086
Deutsche Boerse AG .............. Capital Markets 8,276 1,943,121
Deutsche Telekom AG ............. Diversified Telecommunication Services 151,819 4,459,211
Fresenius Medical Care AG ......... Health Care Providers & Services 25,264 1,073,607
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 53,451 1,876,722
SAP SE ....................... Software 10,722 2,452,692
12,859,439
Hungary 1.1%
Richter Gedeon Nyrt. ............. Pharmaceuticals 37,000 1,139,179
India 1.5%
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 44,803 1,576,655
Japan 12.3%
Ebara Corp. .................... Machinery 97,800 1,602,916
Hitachi Ltd. ..................... Industrial Conglomerates 70,310 1,864,305
Honda Motor Co. Ltd. ............. Automobiles 223,428 2,385,228
KDDI Corp. ..................... Wireless Telecommunication Services 42,041 1,346,795
Mitsubishi Electric Corp. ........... Electrical Equipment 135,658 2,200,348
Sumitomo Mitsui Financial Group, Inc. . Banks 145,758 3,114,140
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 3,762 670,852
13,184,584
Netherlands 2.0%
ING Groep NV .................. Banks 59,815 1,085,323
SBM Offshore NV ................ Energy Equipment & Services 58,381 1,067,281
2,152,604
Norway 1.4%
Norsk Hydro ASA ................ Metals & Mining 233,268 1,507,206
South Korea 4.9%
KB Financial Group, Inc. ........... Banks 25,324 1,549,245
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 43,972 2,037,700

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
Shinhan Financial Group Co. Ltd. .... Banks 39,324 $ 1,653,631
5,240,576
Sweden 1.7%
Securitas AB , B .................. Commercial Services & Supplies 144,325 1,832,330
Switzerland 1.1%
Adecco Group AG ................ Professional Services 35,645 1,215,649
Taiwan 3.2%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 114,298 3,433,702
United Kingdom 16.0%
AstraZeneca plc ................. Pharmaceuticals 19,762 3,078,882
BAE Systems plc ................ Aerospace & Defense 91,716 1,522,790
Barratt Developments plc .......... Household Durables 250,479 1,607,095
HSBC Holdings plc ............... Banks 122,122 1,095,641
JD Sports Fashion plc ............. Specialty Retail 453,856 935,895
Lloyds Banking Group plc .......... Banks 2,732,815 2,148,954
Smith & Nephew plc .............. Health Care Equipment & Supplies 152,142 2,361,561
Standard Chartered plc ............ Banks 209,204 2,218,979
Unilever plc ..................... Personal Care Products 32,947 2,136,222
17,106,019
United States 22.2%
BP plc ......................... Oil, Gas & Consumable Fuels 570,000 2,973,079
CNH Industrial NV ................ Machinery 172,588 1,915,727
CRH plc ....................... Construction Materials 32,589 2,982,819
c
GFL Environmental, Inc. ........... Commercial Services & Supplies 65,656 2,618,361
a
ICON plc ....................... Life Sciences Tools & Services 6,023 1,730,468
Sanofi SA ...................... Pharmaceuticals 31,549 3,632,857
Shell plc ....................... Oil, Gas & Consumable Fuels 104,577 3,392,913
Smurfit WestRock plc ............. Containers & Packaging 45,577 2,277,890
Swiss Re AG .................... Insurance 16,703 2,311,353
23,835,467
Total Common Stocks (Cost $ 70,734,636 ) ......................................
104,626,084
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 70,734,636 ) ................................
104,626,084

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2024 , the Fund had the following futures contracts outstanding.
Short Term Investments 1.0%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.0%
United States 1.0%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio , 4.74% .......... 1,070,861 $ 1,070,861
Total Money Market Funds (Cost $ 1,070,861 ) ...................................
1,070,861
a a a a a
Total Short Term Investments (Cost $ 1,070,861 ) .................................
1,070,861
a a a
Total Investments (Cost $ 71,805,497 ) 98.6% ....................................
$105,696,945
Other Assets, less Liabilities 1.4% .............................................
1,457,069
Net Assets 100.0% ...........................................................
$107,154,014
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the value of this security was $1,873,596, representing 1.7% of net assets.
c
A portion or all of the security is on loan at September 30, 2024.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 20 $ 2,487,800 12/20/24 $ 45,557
Total Futures Contracts ...................................................................... $45,557
*
As of period end.
See Abbreviations on page 12 .

Templeton Institutional Funds

Quarterly Schedule of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2024, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $525,321 $14,181,439 $(14,258,459) $— $— $448,301 448,301 $39,562
Total Affiliated Securities ... $525,321 $14,181,439 $(14,258,459) $— $— $448,301 $39,562
International Equity Series
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $2,548,785 $29,407,147 $(30,885,071) $— $— $1,070,861 1,070,861 $106,989
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $221,250 $8,049,414 $(8,270,664) $— $— $— — $15,553
Total Affiliated Securities ... $2,770,035 $37,456,561 $(39,155,735) $— $— $1,070,861 $122,542
2. Financial Instrument Valuation
(continued)

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Australia ............................. $ — $ 13,049 $ — $ 13,049
Austria ............................... 1,029,827 — — 1,029,827
Bahamas ............................. 2,408,165 — — 2,408,165
Belgium .............................. — 2,309,869 — 2,309,869
Brazil ................................ 4,511,331 — — 4,511,331
Canada .............................. 5,177,187 — — 5,177,187
China ............................... — 1,731,115 — 1,731,115
Denmark ............................. — 654,349 — 654,349
Finland .............................. 2,505,373 — — 2,505,373
France ............................... — 737,423 — 737,423
Germany ............................. — 6,726,742 — 6,726,742
Greece .............................. — 903,247 — 903,247
Hong Kong ........................... — 4,260,940 — 4,260,940
India ................................ — 1,999,843 — 1,999,843
Indonesia ............................ 794,688 — — 794,688
Israel ................................ — 1,375,798 — 1,375,798
Italy ................................. 3,344,869 8,052,280 — 11,397,149
Japan ............................... — 25,395,428 — 25,395,428
Mexico .............................. 680,817 — — 680,817
New Zealand .......................... — 1,689,096 — 1,689,096
Norway .............................. — 1,317,933 — 1,317,933
Philippines ............................ 1,724,449 1,498,670 — 3,223,119
Portugal .............................. 893,068 — — 893,068
Singapore ............................ — 819,001 — 819,001
South Korea .......................... — 4,521,301 — 4,521,301
Sweden .............................. — 3,343,812 — 3,343,812
Switzerland ........................... 2,197,678 4,379,697 — 6,577,375
Taiwan ............................... — 9,113,502 — 9,113,502
Thailand ............................. — 3,605,791 — 3,605,791
United Kingdom ........................ 5,910,831 8,217,071 — 14,127,902
United States .......................... 1,577,958 — — 1,577,958
Short Term Investments ................... 448,301 — — 448,301
Total Investments in Securities ........... $33,204,542 $92,665,957
a
$— $125,870,499

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Canada .............................. $ 4,553,148 $ — $ — $ 4,553,148
Chile ................................ — 2,118,810 — 2,118,810
China ............................... 1,397,338 — — 1,397,338
Denmark ............................. — 1,873,596 — 1,873,596
France ............................... — 9,599,782 — 9,599,782
Germany ............................. — 12,859,439 — 12,859,439
Hungary ............................. 1,139,179 — — 1,139,179
India ................................ — 1,576,655 — 1,576,655
Japan ............................... — 13,184,584 — 13,184,584
Netherlands ........................... — 2,152,604 — 2,152,604
Norway .............................. — 1,507,206 — 1,507,206
South Korea .......................... — 5,240,576 — 5,240,576
Sweden .............................. — 1,832,330 — 1,832,330
Switzerland ........................... — 1,215,649 — 1,215,649
Taiwan ............................... — 3,433,702 — 3,433,702
United Kingdom ........................ — 17,106,019 — 17,106,019
United States .......................... 8,542,446 15,293,021 — 23,835,467
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 1,070,861 — — 1,070,861
Total Investments in Securities ........... $16,702,972 $88,993,973
c
$— $105,696,945
Other Financial Instruments:
Futures Contracts ....................... $45,557 $— $— $45,557
Total Other Financial Instruments ......... $45,557 $— $— $45,557
a
Includes foreign securities valued at $92,665,957, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $88,993,973, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Index
EAFE
Europe, Australasia and the Far East
MSCI
Morgan Stanley Capital International
Selected Portfolio
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.